Nature of operations and basis of presentation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements
Reversal of accelerated FDIC Indemnification Asset, Accretion of Discount	$ 0	$ 12,492	$ 0